Alger 35 Fund Annual Fund Operating Expenses - Class Z Shares [Member] - Alger 35 Fund - Class Z	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	0.55%

[1]	Fred Alger Management, LLC (the “Manager”) has contractually agreed to limit the Other Expenses of the Fund so that such expenses never exceed 0.10% of average daily net assets of the Fund’s Class Z Shares. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Trustees and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement. This expense reimbursement arrangement does not include dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses.